BUSINESS COMBINATIONS - Completed in 2018 (Details) £ in Millions, $ in Millions		12 Months Ended
	Feb. 01, 2018 USD ($) property	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 07, 2018 USD ($)	Aug. 03, 2018 USD ($)	Feb. 01, 2018 GBP (£)
Extended- Stay Hotel Portfolio
Disclosure of detailed information about business combination [line items]
Number of properties acquired | property	105
Consideration	$ 764
UK Student Housing IV
Disclosure of detailed information about business combination [line items]
Number of properties acquired | property	15
Consideration	$ 752					£ 527
666 Fifth Avenue
Disclosure of detailed information about business combination [line items]
Consideration					$ 1,299
Percentage of voting equity interests acquired					100.00%
Forest City
Disclosure of detailed information about business combination [line items]
Consideration				$ 6,948
Measurement period adjustments recognised for particular assets, liabilities, non-controlling interests or items of consideration		$ 549
Other
Disclosure of detailed information about business combination [line items]
Consideration			$ 3,948
2018 Acquisitions
Disclosure of detailed information about business combination [line items]
Consideration			13,711
Revenue of acquiree since acquisition date			529
Profit (loss) of acquiree since acquisition date			163
Revenue of combined entity as if combination occurred at beginning of period			8,572
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 4,133